Finance costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
Finance costs	5. Finance costs
	Year ended December 31,
	2022	2023
	USD’000	USD’000
Interest on bank overdraft	61	132
Interest on bank borrowings	—	4
Interest on leases	11	13
	72	149